Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	eqat14_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED FEBRUARY 26, 2013 TO THE PROSPECTUS DATED

MAY 1, 2012, AS REVISED FEBRUARY 8, 2013

This Supplement updates information contained in the Prospectus dated May 1, 2012, as revised of EQ Advisors Trust (the “Trust”) regarding the EQ/Real Estate PLUS Portfolio and EQ/PIMCO Global Real Return Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about a change to the Portfolios’ investment strategy.

Information Regarding

EQ/Real Estate PLUS Portfolio

The first paragraph of the section of the Prospectus “Investments, Risks, and Performance – Principal Investment Strategy” is hereby deleted and replaced with the following information:

Principal Investment Strategy: Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies in the real estate industry worldwide, including real estate investment trusts (“REITs”), and real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. For purposes of this Portfolio, “equity securities” may include common stocks, preferred stocks, depositary receipts, rights and warrants, and “fixed income instruments” may include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio may also invest without limitation in foreign currency transactions, including currency forward transactions, which are a type of derivative. REITs are companies that own interests in real estate or in real estate-related loans or other interests and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The Portfolio also may invest in preferred stocks as well as convertible securities of issuers in real estate-related industries, which have the potential to generate capital appreciation and/or income. The Portfolio retains the ability to invest in real estate companies of any market capitalization. In addition, the Portfolio is non-diversified, which means that it may invest in a limited number of issuers.

* * * * *

The sixth paragraph of the section of the Prospectus “Investments, Risks, and Performance – Principal Investment Strategy” is hereby deleted and replaced with the following information:

The Active Allocated Portion normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The Active Allocated Portion may invest, without limitation, in securities and instruments that are economically tied to emerging market countries.

* * * * *

Information Regarding

EQ/PIMCO Global Real Return Portfolio

The second paragraph of the section of the Prospectus “Investments, Risks, and Performance – Principal Investment Strategy” is hereby deleted and replaced with the following information:

The Portfolio normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The Portfolio may invest, without limitation, in securities that are economically tied to emerging market countries. The Portfolio may also invest without limitation in foreign currency transactions, including currency forward transactions, which are a type of derivative. The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio.

EQ/Real Estate PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat14_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED FEBRUARY 26, 2013 TO THE PROSPECTUS DATED

MAY 1, 2012, AS REVISED FEBRUARY 8, 2013

This Supplement updates information contained in the Prospectus dated May 1, 2012, as revised of EQ Advisors Trust (the “Trust”) regarding the EQ/Real Estate PLUS Portfolio and EQ/PIMCO Global Real Return Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about a change to the Portfolios’ investment strategy.

Information Regarding

EQ/Real Estate PLUS Portfolio

The first paragraph of the section of the Prospectus “Investments, Risks, and Performance – Principal Investment Strategy” is hereby deleted and replaced with the following information:

Principal Investment Strategy: Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies in the real estate industry worldwide, including real estate investment trusts (“REITs”), and real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. For purposes of this Portfolio, “equity securities” may include common stocks, preferred stocks, depositary receipts, rights and warrants, and “fixed income instruments” may include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio may also invest without limitation in foreign currency transactions, including currency forward transactions, which are a type of derivative. REITs are companies that own interests in real estate or in real estate-related loans or other interests and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The Portfolio also may invest in preferred stocks as well as convertible securities of issuers in real estate-related industries, which have the potential to generate capital appreciation and/or income. The Portfolio retains the ability to invest in real estate companies of any market capitalization. In addition, the Portfolio is non-diversified, which means that it may invest in a limited number of issuers.

* * * * *

The sixth paragraph of the section of the Prospectus “Investments, Risks, and Performance – Principal Investment Strategy” is hereby deleted and replaced with the following information:

The Active Allocated Portion normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The Active Allocated Portion may invest, without limitation, in securities and instruments that are economically tied to emerging market countries.

* * * * *

EQ/PIMCO Global Real Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat14_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED FEBRUARY 26, 2013 TO THE PROSPECTUS DATED

MAY 1, 2012, AS REVISED FEBRUARY 8, 2013

This Supplement updates information contained in the Prospectus dated May 1, 2012, as revised of EQ Advisors Trust (the “Trust”) regarding the EQ/Real Estate PLUS Portfolio and EQ/PIMCO Global Real Return Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about a change to the Portfolios’ investment strategy.

Information Regarding

EQ/PIMCO Global Real Return Portfolio

The second paragraph of the section of the Prospectus “Investments, Risks, and Performance – Principal Investment Strategy” is hereby deleted and replaced with the following information:

The Portfolio normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The Portfolio may invest, without limitation, in securities that are economically tied to emerging market countries. The Portfolio may also invest without limitation in foreign currency transactions, including currency forward transactions, which are a type of derivative. The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio.